Accounting Policies - Disclosure of impact of initial application of new standards or interpretations (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Intangible assets with a finite useful life	€ 8,889	€ 7,082	€ 7,192	€ 6,951
Other non-current assets
Non-current financial assets	1,594	1,768	1,768
Miscellaneous receivables and other non-current assets	2,291	2,153	2,422
Deferred tax assets	1,136	1,020	993
CURRENT ASSETS
Trade and miscellaneous receivables and other current assets	4,706	4,854	4,959
Current financial assets	3,383	5,005	5,005
TOTAL ASSETS	65,619	68,326	68,783
Equity
Equity attributable to owners of the Parent	19,528	21,474	21,557
Non-controllinginterests	2,219	2,221	2,226
Total Equity	21,747	23,695	23,783	€ 23,553	€ 21,249
Non-current liabilities
Miscellaneous payables and other non-current liabilities	3,297	1,427	1,678
Deferred tax liabilities	192	262	265
CURRENT LIABILITIES
Trade and miscellaneous payables and other current liabilities	6,901	7,407	7,520
Current income tax payables	67	110	112
Total Equity and liabilities	€ 65,619	68,326	€ 68,783
Increase (decrease) due to application of IFRS 9 [member]
Other non-current assets
Deferred tax assets		27
CURRENT ASSETS
Trade and miscellaneous receivables and other current assets		(147)
TOTAL ASSETS		(120)
Equity
Equity attributable to owners of the Parent		(100)
Non-controllinginterests		(7)
Total Equity		(107)
Non-current liabilities
Deferred tax liabilities		(11)
CURRENT LIABILITIES
Current income tax payables		(2)
Total Equity and liabilities		(120)
IFRS 15 adjustments [member]
Intangible assets
Intangible assets with a finite useful life		(110)
Other non-current assets
Miscellaneous receivables and other non-current assets		(269)
CURRENT ASSETS
Trade and miscellaneous receivables and other current assets		42
TOTAL ASSETS		(337)
Equity
Equity attributable to owners of the Parent		17
Non-controllinginterests		2
Total Equity		19
Non-current liabilities
Miscellaneous payables and other non-current liabilities		(251)
Deferred tax liabilities		8
CURRENT LIABILITIES
Trade and miscellaneous payables and other current liabilities		(113)
Total Equity and liabilities		€ (337)